SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | item	1
Revenues	$ 343,874	$ 332,033	$ 293,641
Property and equipment	33,613	29,870	27,560
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	41,384	39,498	40,236
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	38,919	45,448	43,457
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,690	12,111	19,872
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,320	44,983	29,743
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	131,201	130,042	80,247
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	61,360	59,951	80,086
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	28,494	4,451	4,398
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 5,119	$ 25,419	$ 23,162